Pacholder High Yield Fund, Inc.

February 16, 2017

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re: Pacholder High Yield Fund, Inc. (the “Fund”)

File No. 811-05639

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, I hereby transmit for filing with the Securities and Exchange Commission, a preliminary proxy statement with respect to the Fund which includes a proposal for approval of the liquidation and dissolution of the Fund. Please call me at 212-648-0919 with any comments or questions you may have on the preliminary proxy statement.

Very truly yours,

/s/ Carmine Lekstutis
Assistant Secretary